Document and Entity Information	May 28, 2020
Prospectus:
Document Type	497
Document Period End Date	May 28, 2020
Registrant Name	PACIFIC FUNDS SERIES TRUST
Entity Central Index Key	0001137761
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 28, 2020
Document Effective Date	May 28, 2020
Prospectus Date	Aug. 01, 2019
Pacific Funds Portfolio Optimization Conservative | ADVISOR CLASS
Prospectus:
Trading Symbol	PLCDX
Pacific Funds Portfolio Optimization Conservative | CLASS C
Prospectus:
Trading Symbol	POACX
Pacific Funds Portfolio Optimization Conservative | CLASS A
Prospectus:
Trading Symbol	POAAX
Pacific Funds Portfolio Optimization Moderate | ADVISOR CLASS
Prospectus:
Trading Symbol	POMDX
Pacific Funds Portfolio Optimization Moderate | CLASS C
Prospectus:
Trading Symbol	POMCX
Pacific Funds Portfolio Optimization Moderate | CLASS A
Prospectus:
Trading Symbol	POCAX
Pacific Funds Ultra Short Income | Class I
Prospectus:
Trading Symbol	PLUIX
Pacific Funds Ultra Short Income | Advisor Class
Prospectus:
Trading Symbol	PLUDX